Offerings - Offering: 1	Jun. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	3.37
Maximum Aggregate Offering Price	$ 1,685,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 232.70
Offering Note	Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $3.37, the average of the high and low reported sales prices of the registrant's common stock on the NASDAQ Capital Market on June 1, 2026.